Derivative financial instruments - Hedge effectiveness (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating	$ 1,483	$ 1,595
Change in value of the hedged item used for calculating ineffectiveness	(1,396)	(1,567)
Hedge ineffectiveness recognised in interest income	87	28
Fair-value hedges | Interest rate swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating	1,403	1,532
Change in value of the hedged item used for calculating ineffectiveness	(1,372)	(1,512)
Hedge ineffectiveness recognised in interest income	31	20
Fair-value hedges | Cross currency swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating	(110)	192
Change in value of the hedged item used for calculating ineffectiveness	108	(190)
Hedge ineffectiveness recognised in interest income	(2)	2
Cash-flow hedges | Interest rate swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating	230	(6)
Change in value of the hedged item used for calculating ineffectiveness	(172)	12
Hedge ineffectiveness recognised in interest income	58	6
Cash-flow hedges | Cross currency swap | Foreign exchange risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating	(49)	6
Change in value of the hedged item used for calculating ineffectiveness	49	(6)
Net Investment Hedging | Forward contract | Foreign exchange risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating	9	(129)
Change in value of the hedged item used for calculating ineffectiveness	(9)	129
Parent Entity
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating	1,521	1,702
Change in value of the hedged item used for calculating ineffectiveness	(1,444)	(1,676)
Hedge ineffectiveness recognised in interest income	77	26
Parent Entity | Fair-value hedges | Interest rate swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating	1,408	1,684
Change in value of the hedged item used for calculating ineffectiveness	(1,377)	(1,664)
Hedge ineffectiveness recognised in interest income	31	20
Parent Entity | Fair-value hedges | Cross currency swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating	(73)	56
Change in value of the hedged item used for calculating ineffectiveness	72	(57)
Hedge ineffectiveness recognised in interest income	(1)	(1)
Parent Entity | Cash-flow hedges | Interest rate swap | Interest rate risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating	200	(21)
Change in value of the hedged item used for calculating ineffectiveness	(153)	28
Hedge ineffectiveness recognised in interest income	47	7
Parent Entity | Cash-flow hedges | Cross currency swap | Foreign exchange risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating	(31)	35
Change in value of the hedged item used for calculating ineffectiveness	31	(35)
Parent Entity | Net Investment Hedging | Forward contract | Foreign exchange risk
Determination of hedge effectiveness
Change in fair value of hedging instrument used for calculating	17	(52)
Change in value of the hedged item used for calculating ineffectiveness	$ (17)	$ 52